Taxation, Deferred Tax Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Deferred tax assets [Abstract]
Deferred tax assets	$ 397.3	$ 309.5
(Charged)/Credited directly to equity	(0.2)	(1.5)
(Charged)/Debited to Other comprehensive income	(8.1)	6.2
Foreign exchange adjustment	0.0	0.2
Deferred tax assets	447.3	397.3
Jurisdictional offsetting	(432.3)	(397.3)
Deferred tax assets	15.0	0.0
HPE Software Business [Member]
Deferred tax assets [Abstract]
Deferred tax asset relating to other temporary differences	72.9	69.7
Tax Losses and Interest Restrictions [Member]
Deferred tax assets [Abstract]
Deferred tax assets	133.5	100.5
(Charged)/Credited directly to equity	0.0	0.0
(Charged)/Debited to Other comprehensive income	0.0	0.0
Foreign exchange adjustment	0.0	0.0
Deferred tax assets	141.5	133.5
Share Based Payments [Member]
Deferred tax assets [Abstract]
Deferred tax assets	0.8	5.0
(Charged)/Credited directly to equity	(0.2)	(1.5)
(Charged)/Debited to Other comprehensive income	0.0	0.0
Foreign exchange adjustment	0.1	0.0
Deferred tax assets	4.0	0.8
Deferred Revenue [Member]
Deferred tax assets [Abstract]
Deferred tax assets	90.5	108.6
(Charged)/Credited directly to equity	0.0	0.0
(Charged)/Debited to Other comprehensive income	0.0	0.0
Foreign exchange adjustment	0.0	0.0
Deferred tax assets	98.2	90.5
Tax Credits [Member]
Deferred tax assets [Abstract]
Deferred tax assets	16.3	6.8
(Charged)/Credited directly to equity	0.0	0.0
(Charged)/Debited to Other comprehensive income	0.0	0.0
Foreign exchange adjustment	0.0	0.0
Deferred tax assets	7.9	16.3
Intangible Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	0.0	0.0
(Charged)/Credited directly to equity	0.0	0.0
(Charged)/Debited to Other comprehensive income	0.0	0.0
Foreign exchange adjustment	0.0	(0.2)
Deferred tax assets	0.0	0.0
Other Temporary Differences [Member]
Deferred tax assets [Abstract]
Deferred tax assets	69.7	88.6
(Charged)/Credited directly to equity	0.0	0.0
(Charged)/Debited to Other comprehensive income	(8.1)	6.2
Foreign exchange adjustment	(0.1)	0.4
Deferred tax assets	72.9	69.7
Research and Development [Member]
Deferred tax assets [Abstract]
Deferred tax assets	86.5	0.0
(Charged)/Credited directly to equity	0.0	0.0
(Charged)/Debited to Other comprehensive income	0.0	0.0
Foreign exchange adjustment	0.0	0.0
Deferred tax assets	122.8	86.5
Continuing Operations [Member]
Deferred tax assets [Abstract]
Transferred from deferred tax liabilities		13.6
(Charged)/credited to Consolidated statement of comprehensive income	58.3	70.4
Continuing Operations [Member] | Tax Losses and Interest Restrictions [Member]
Deferred tax assets [Abstract]
Transferred from deferred tax liabilities		0.0
(Charged)/credited to Consolidated statement of comprehensive income	8.0	33.0
Continuing Operations [Member] | Share Based Payments [Member]
Deferred tax assets [Abstract]
Transferred from deferred tax liabilities		0.0
(Charged)/credited to Consolidated statement of comprehensive income	3.3	(2.7)
Continuing Operations [Member] | Deferred Revenue [Member]
Deferred tax assets [Abstract]
Transferred from deferred tax liabilities		0.0
(Charged)/credited to Consolidated statement of comprehensive income	7.7	(18.1)
Continuing Operations [Member] | Tax Credits [Member]
Deferred tax assets [Abstract]
Transferred from deferred tax liabilities		0.0
(Charged)/credited to Consolidated statement of comprehensive income	(8.4)	9.5
Continuing Operations [Member] | Intangible Assets [Member]
Deferred tax assets [Abstract]
Transferred from deferred tax liabilities		0.0
(Charged)/credited to Consolidated statement of comprehensive income	0.0	0.2
Continuing Operations [Member] | Other Temporary Differences [Member]
Deferred tax assets [Abstract]
Transferred from deferred tax liabilities		0.0
(Charged)/credited to Consolidated statement of comprehensive income	11.4	(24.4)
Continuing Operations [Member] | Research and Development [Member]
Deferred tax assets [Abstract]
Transferred from deferred tax liabilities		13.6
(Charged)/credited to Consolidated statement of comprehensive income	36.3	72.9
Discontinued Operation [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.0	(1.1)
Discontinued Operation [Member] | Tax Losses and Interest Restrictions [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.0	0.0
Discontinued Operation [Member] | Share Based Payments [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.0	0.0
Discontinued Operation [Member] | Deferred Revenue [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.0	0.0
Discontinued Operation [Member] | Tax Credits [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.0	0.0
Discontinued Operation [Member] | Intangible Assets [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.0	0.0
Discontinued Operation [Member] | Other Temporary Differences [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.0	(1.1)
Discontinued Operation [Member] | Research and Development [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	$ 0.0	$ 0.0